Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX		409035014	C	B	C	B	A	A	A	A	Closed	FCRE0105	2025-12-02 11:53	2025-12-10 17:30	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Received email confirming balconies are concrete. - Due Diligence Vendor-12/10/2025 Ready for Review-Document Uploaded. Please see attached - Seller-12/10/2025 Open-The file does not contain the required structural engineer report per state law. Missing the required structural engineering report for the subject condo. - Due Diligence Vendor-12/02/2025	Ready for Review-Document Uploaded. Please see attached - Seller-12/10/2025	Resolved-Received email confirming balconies are concrete. - Due Diligence Vendor-12/10/2025	LTV is less than guideline maximum - Required is 70 Borrower has 46 Months Reserves exceed minimum required - Verified reserves is 35.71 months, guidelines require 6 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6448956
XXXX		409035014	C	B	C	B	A	A	A	A	Closed	FCRE0108	2025-12-02 11:38	2025-12-05 14:56	Resolved	1 - Information	C	A	Credit	Insurance	XXXX Coverage not met
Resolved-Existing policy had insufficient XXXX coverage.  Additional XXXX policy provided. - Due Diligence Vendor-12/05/2025
Ready for Review-Please See attached for XXXX bond coverage. - Seller-12/05/2025
Ready for Review-Document Uploaded. Please see attached - Seller-12/05/2025
Ready for Review-Please be advised that the XXXX coverage is the same as Dir & Officers (page 3 of master policy). - Buyer-12/04/2025
Counter-Received HOI and RCE. Finding is requesting proof of XXXX coverage.  - Due Diligence Vendor-12/04/2025
Ready for Review-Document Uploaded. Please see attached - Seller-12/02/2025
Open-XXXX Coverage not met.  Subject is a XXXX unit condo, per the guidelines, for condominium projects consisting of more than 20 units, XXXX insurance coverage equaling at least the sum of three months of assessments on all units in the project is required.  Missing evidence of XXXX Insurance. - Due Diligence Vendor-12/02/2025
																							Ready for Review-Please See attached for XXXX bond coverage. - Seller-12/05/2025 Ready for Review-Document Uploaded. Please see attached - Seller-12/05/2025 Ready for Review-Document Uploaded. Please see attached - Seller-12/02/2025	Resolved-Existing policy had insufficient XXXX coverage. Additional XXXX policy provided. - Due Diligence Vendor-12/05/2025	LTV is less than guideline maximum - Required is 70 Borrower has 46 Months Reserves exceed minimum required - Verified reserves is 35.71 months, guidelines require 6 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6448640
XXXX		409035014	C	B	C	B	A	A	A	A	Closed	FCRE1197	2025-12-01 18:43	2025-12-05 13:25	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO
Waived-Originator exception granted to allow 649 is less than Guideline FICO of 660. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-12/05/2025

Ready for Review-Document Uploaded. Please see attached exception approval - Buyer-12/04/2025

Counter-No document provided. Mid fico on Credit in file is 649. - Due Diligence Vendor-12/04/2025

Ready for Review-the transUnion FICO score is 671. Please review and clear the condition - Seller-12/02/2025

Open-Audited FICO of 649 is less than Guideline FICO of 660 Subject is a cash out refinance, minimum required credit score is 660, borrowers score is 649. - Due Diligence Vendor-12/01/2025
																							Ready for Review-the transUnion FICO score is 671. Please review and clear the condition - Seller-12/02/2025	Waived-Originator exception granted to allow 649 is less than Guideline FICO of 660. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-12/05/2025	LTV is less than guideline maximum - Required is 70 Borrower has 46 Months Reserves exceed minimum required - Verified reserves is 35.71 months, guidelines require 6 months.	DSCR of 1.1 Cash-out refinance payment reduced by 20% or $500 LTV/CLTV below required by 5% Reserves exceed requirement by 6 months	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	6437756